Schedule of Deposits, Prepayments and Other Assets (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposits	$ 9,577	$ 12,913
Advance to supplier		381,982
Prepayments	50,225	66,670
Other receivables	11,000	24,491
Less: allowance for credit loss	(160)	(2,192)
Deposits, prepayments and other current assets	70,642	483,864
Deposits, Prepayments and Other Assets, current	61,685	483,864
Deposits, Prepayments and Other Assets, non-current	$ 8,957